Earnings Per Share - Computation of Earnings Per Share (Detail) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 TWD ($) $ / shares shares	Dec. 31, 2018 TWD ($) $ / shares shares
Earnings per share [abstract]
Net income available to common shareholders of the parent | $	$ 510,744.0		$ 353,948.0	$ 363,052.7
Net income available to common shareholders of the parent | shares	25,930.3		25,930.3	25,930.3
Basic EPS | (per share)	$ 19.70	$ 0.70	$ 13.65	$ 14.00
Diluted EPS | (per share)	$ 19.70	$ 0.70	$ 13.65	$ 14.00